Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Dates
31-Oct-2024
Actual/360 Days
31
30/360 Days
30
15-Nov-2024
15-Nov-2024
Collection Period No.
13
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Oct-2024
13-Nov-2024
14-Nov-2024
15-Nov-2024
15-Oct-2024
15-Oct-2024
Summary
Beginning
Balance
0.00
256,437,559.04
467,620,000.00
83,110,000.00
Principal
Payment
0.00
35,277,141.68
0.00
0.00
Ending
Balance
0.00
221,160,417.36
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
75.439762
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.000000
0.472949
1.000000
1.000000
807,167,559.04
771,890,417.36
35,277,141.68
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
840,767,119.43
45,467,337.66
886,234,457.09
33,599,560.39
805,489,977.75
43,454,104.94
848,944,082.69
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
1,265,091.96
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
2.705385
4.958333
5.008333
Interest & Principal
Payment
0.00
36,542,233.64
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
78.145147
4.958333
5.008333
$39,277,092.05
T
otal
$3,999,950.37

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
41,677,633.77
0.00
41,677,633.77
34,470,634.98
5,282,593.74
649,012.30
1,138,188.70
0.00
0.00
137,204.05
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
738,528.71
0.00
0.00
3,999,950.37
0.00
0.00
35,277,141.68
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
41,677,633.77
1,662,013.01
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
738,528.71
0.00
0.00
0.00
738,528.71
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,999,950.37
0.00
1,265,091.96
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
3,999,950.37
0.00
1,265,091.96
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,999,950.37
3,999,950.37
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
35,277,141.68
0.00
0.00
0.00
35,277,141.68
Aggregate Principal Distributabl
e
Amount
35,277,141.68
35,277,141.68
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
12,817.81
124,386.24
137,204.05
3,359,956.04
0.00
12,817.81
12,817.81
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Pool Statistics
Pool Data
7.24%
44.79
23.88
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
886,234,457.09
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
848,944,082.69
22,491
23,014
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
20,190,079.74
14,280,555.24
0.00
2,819,739.42
Pool Factor
59.78%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
22,491
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.27%
1.32%
0.33%
0.07%
100.00%
834,286,833.13
11,220,010.96
2,804,831.57
632,407.03
848,944,082.69
22,217
216
47
11
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.405%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
19,598.22
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.886%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
13,895,135.83
1,089,470.93
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
67
709
Losses
(1)
Amount
2,819,739.42
638,508.80
1,091,759.69
Number of Receivables
Number of Receivables
Amount
33,377,270.59
11,711,235.32
7,770,899.44
Current
Cumulative
0.979%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.507%
Prior Collection Period
1.364 % Second Prior
Collection
Period
2.050
%
Third
Prior
Collection
Period
2.623%